STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
BALANCE at Beginning at Dec. 31, 2012		$ 21,496,878	$ 8,214,260	$ (31,434,257)	$ (1,723,119)
BALANCE at Beginning (in shares) at Dec. 31, 2012		11,056,059
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants with debt and related beneficial conversion feature			$ 262,276		262,276
Stock-based compensation			$ 1,130,936		1,130,936
Net loss				$ (2,689,763)	(2,689,763)
BALANCE at End at Dec. 31, 2013		$ 21,496,878	$ 9,607,472	$ (34,124,020)	(3,019,670)
BALANCE at End (in shares) at Dec. 31, 2013		11,056,059
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of notes payable and related accrued interest to common stock		$ 7,216,781			7,216,781
Conversion of notes payable and related accrued interest to common stock (in shares)		5,447,194
Shares issued for cash, $2.00 per share		$ 2,534,000			2,534,000
Shares issued for cash, $2.00 per share (in shares)		1,267,000
Common stock buy back		$ (1,173,430)			$ (1,173,430)
Common stock buy back (in shares)		(585,036)
Shares issued to Way Cool shareholders and effect of reverse merger		$ (30,052,844)	$ 30,052,844
Shares issued to Way Cool shareholders and effect of reverse merger (in shares)		4,200,000
Issuance of warrants with debt and related beneficial conversion feature
Stock-based compensation			$ 561,032		$ 561,032
Issuance of warrants with debt			11,282		11,282
Net loss				$ (2,686,537)	(2,686,537)
BALANCE at End at Jun. 30, 2014		$ 21,385	$ 40,232,630	$ (36,810,557)	3,443,458
BALANCE at End (in shares) at Jun. 30, 2014		21,385,217
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			$ 873,613		873,613
Options exercised		$ 877	$ 879,123		$ 880,000
Options exercised (in shares)		876,667			(876,667)
Issuance of warrants with debt			$ 1,745		$ 1,745
Net loss				$ (5,308,939)	(5,308,939)
BALANCE at End at Jun. 30, 2015		$ 22,262	$ 41,987,111	$ (42,119,496)	$ (110,123)
BALANCE at End (in shares) at Jun. 30, 2015		22,261,884